Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2025
Discloure of Significant Accounting Policies
Disclosure of accounting judgements and estimates [text block]

Use of estimates and judgments

The preparation of these consolidated financial statements in conformity with IFRS requires management to make judgments and estimates and form assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting periods. On an ongoing basis, management evaluates its judgments and estimates in relation to assets, liabilities, revenue and expenses. Management uses historical experience and various other factors it believes to be reasonable under the given circumstances as the basis for its judgments and estimates. Actual outcomes may differ from these estimates.

Material accounting judgments and critical accounting estimates

Material accounting judgments that management has made in the process of applying accounting policies and that have the most significant effect on the amounts recognized in the consolidated financial statements include, but are not limited to, the following:

Going concern

The assumption that the Company will be able to continue as a going concern is subject to critical judgments of management with respect to assumptions surrounding the short and long-term operating budget, expected profitability, investing and financing activities, and management’s strategic planning. Should those judgments prove to be inaccurate, management’s continued use of the going concern assumption could be inappropriate.

Exploration and evaluation assets

The application of the Company’s accounting policy for exploration and evaluation expenditure requires judgment in determining the point at which a property has economically recoverable resources, in which case subsequent exploration costs and the costs incurred to develop the property are capitalized into development assets. The determination may be based on assumptions about future events or circumstances. Estimates and assumptions may change if new information becomes available. If, after an expenditure is capitalized, information becomes available suggesting that the recovery of the expenditure is unlikely, the amount capitalized is written off in profit or loss in the year when new information becomes available.

Determining whether to test for impairment of mineral exploration properties and deferred exploration assets requires management’s judgment regarding the following factors, among others: the year for which the entity has the right to explore in the specific area has expired or will expire in the near future, and is not expected to be renewed; substantive expenditure on further exploration and evaluation of mineral resources in a specific area is neither budgeted nor planned; exploration for and evaluation of mineral resources in a specific area have not led to the discovery of commercially viable quantities of mineral resources and the entity has decided to discontinue such activities in the specific area; or sufficient data exists to indicate that, although a development in a specific area is likely to proceed, the carrying amounts of the exploration assets are unlikely to be recovered in full from successful development or by sale.

When an indication of impairment loss or a reversal of an impairment loss exists, the recoverable amount of the individual asset must be estimated. If it is not possible to estimate the recoverable amount of the individual asset, the recoverable amount of the cash-generating unit to which the asset belongs must be determined. Identifying the cash-generating units requires management judgment. In testing an individual asset or cash-generating unit for impairment and identifying a reversal of impairment losses, management estimates the recoverable amount of the asset or the cash-generating unit. This requires management to make several assumptions as to future events or circumstances. These assumptions and estimates are subject to change if new information becomes available.

Actual results with respect to impairment losses or reversals of impairment losses could differ in such a situation and significant adjustments to the Company’s assets and earnings may occur during the next year.

Decommissioning liabilities

The Company recognizes the liability for statutory, contractual, constructive or legal obligations, including those associated with the reclamation of mineral properties, when those obligations result from the exploration or development of its properties. The Company assesses its provision for site reclamation on an ongoing basis. Significant estimates and assumptions are made in determining the provision for site reclamation, as there are numerous factors that will affect the ultimate liability payable. These factors include estimates of the extent and costs of rehabilitation activities, technological changes, regulatory changes, cost increases as compared to inflation rates, and discount rates. Those uncertainties may result in future actual expenditures differing from the amounts currently provided.

Classification of investments as subsidiaries, joint ventures, associated companies and portfolio investments

Classification of investments requires judgement as to whether the Company controls, has joint control of or significant influence over the strategic financial and operating decisions relating to the activity of the investee. In assessing the level of control or influence that the Company has over an investment, management considers ownership percentages, board representation as well as other relevant provisions in shareholder agreements. If an investor holds 20% or more of the voting power of the investee, it is presumed that the investor has significant influence, unless it can be clearly demonstrated that this is not the case. Conversely, if the investor holds less than 20% of the voting power of the investee, it is presumed that the investor does not have significant influence, unless such influence can be clearly demonstrated.

Contingencies

Contingencies by their nature, will only be resolved when one or more future events occur or fail to occur. The assessment of contingencies inherently involves the exercise of significant judgment and estimates of the outcome of future events.

Share-based payments

Share-based payments are subject to estimation of the value of the award at the date of grant using pricing models such as the Black-Scholes option valuation model. The option valuation model requires the input of highly subjective assumptions including the expected stock price volatility. Because the Company’s stock options have characteristics significantly different from those of traded options and because the subjective input assumptions can materially affect the calculated fair value, such value is subject to measurement uncertainty.

Income taxes

The determination of income tax is inherently complex and requires making certain estimates and assumptions about future events. While income tax filings are subject to audits and reassessments, the Company has adequately provided for all income tax obligations. However, changes in facts and circumstances as a result of income tax audits, reassessments, jurisprudence and any new legislation may result in an increase or decrease in our provision for income taxes. Management reassesses at reporting periods the likelihood of taxable income in future periods in order to determine whether to recognize any deferred tax assets.

Description of accounting policy for foreign currency translation [text block]

Foreign currency translation

The functional currency for the Company and its subsidiaries is the currency of the primary economic environment in which the entity operates. Transactions in foreign currencies are translated to the functional currency of the entity at the exchange rate in existence at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies at the reporting date are retranslated at the period end date exchange rates.

The functional currency of the parent entity and its subsidiaries is the Canadian dollar, which is also the presentation currency of the consolidated financial statements.

Disclosure of financial instruments [text block]

Financial instruments

IFRS 9 uses a single approach to determine whether a financial asset is classified and measured at amortized cost or fair value. The approach in IFRS 9 is based on how an entity manages its financial instruments and the contractual cash flow characteristics of the financial asset.

The classification of debt instruments is driven by the business model for managing the financial assets, liabilities and their contractual cash flow characteristics. Debt instruments are measured at amortized cost if the business model is to hold the instrument for collection of contractual cash flows and those cash flows are solely principal and interest.

If the business model is not to hold the debt instrument, it is classified as fair value through profit or loss (“FVTPL”). Financial assets with embedded derivatives are considered in their entirety when determining whether their cash flows are solely payments of principal and interest.

The Company classifies its financial assets into one of the categories described below, depending on the purpose for which the asset was acquired. Management determines the classification of its financial assets at initial recognition.

Equity instruments that are held for trading (including all equity derivative instruments) are classified as FVTPL, and on the day of acquisition the Company can make an irrevocable election (on an instrument-by-instrument basis) to designate them as at fair value through other comprehensive income (“FVTOCI”).

FVTPL - Financial assets carried at FVTPL are initially recorded at fair value and transaction costs are expensed in the statement of (loss) income and comprehensive (loss) income. Realized and unrealized gains and losses arising from changes in the fair value of the financial asset held at FVTPL are included in the statement of (loss) income and comprehensive (loss) income in the period in which they arise. Derivatives are also categorized as FVTPL unless they are designated as hedges.

FVTOCI - Investments in equity instruments at FVTOCI are initially recognized at fair value plus transaction costs. Subsequently, they are measured at fair value, with gains and losses arising from changes in fair value recognized in other comprehensive income. There is no subsequent reclassification of fair value gains and losses to profit or loss following the derecognition of the investment.

Financial assets at amortized cost - A financial asset is measured at amortized cost using the effective interest method if the objective of the business model is to hold the financial asset for the collection of contractual cash flows and the asset's contractual cash flows are comprised solely of payments of principal and interest. They are classified as current assets or noncurrent assets based on their maturity date and are initially recognized at fair value and subsequently carried at amortized cost less any impairment.

The following table shows the classification and measurement of the Company’s financial instruments under IFRS 9:

Financial assets/liabilities	Classification and measurement
Cash	at amortized cost
Receivables	at amortized cost
Promissory note receivable	at amortized cost
Accounts payable and accrued liabilities	at amortized cost
Term loans payable	at amortized cost
Derivative liability	at FVTPL

Financial liabilities other than derivative liabilities are recognized initially at fair value and are subsequently stated at amortized cost. Transaction costs on financial assets and liabilities other than those classified at FVTPL are treated as part of the carrying value of the asset or liability. Transaction costs for assets and liabilities at FVTPL are expensed as incurred.

A financial asset is derecognized when the contractual right to the asset’s cash flows expire or if the Company transfers the financial asset and substantially all risks and rewards of ownership to another entity.

The Company derecognizes a financial liability when its obligations are discharged, cancelled or expired.

Impairment of financial assets at amortized cost [text block]

Impairment of financial assets at amortized cost

The Company recognizes the expected credit losses (“ECL”) model on a forward-looking basis on financial assets that are measured at amortized cost, contract assets and debt instruments carried at FVTOCI.

At each reporting date, the Company measures the ECL for the financial asset at an amount equal to the lifetime expected credit losses if the credit risk on the financial asset has increased significantly since initial recognition. If at the reporting date, the financial asset has not increased significantly since initial recognition, the Company measures the ECL for the financial asset at an amount equal to twelve month expected credit losses. The Company applies the simplified method and measures a loss allowance equal to the lifetime expected credit losses for trade receivables.

The Company recognizes in profit and loss, as an impairment gain or loss, the amount of expected credit losses (or reversal) that is required to adjust the loss allowance at the reporting date to the amount that is required to be recognized. The loss allowance was $Nil as at March 31, 2025, 2024 and 2023.

Disclosure of government grants [text block]

Government grants

Government grants are recognized when there is reasonable assurance that the grant will be received, and all attached conditions will be complied with. When the grant relates to an expense item, it is recognized as income on a systematic basis over the period the expense costs, for which it is intended to compensate, are expensed. When the grant relates to an asset, the cost of the asset is reduced by the amount of the grant and the grant is recognized as a reduced depreciation expense over the expected useful life of the asset.

Description of accounting policy for exploration and evaluation expenditures [text block]

Mineral properties - exploration and evaluation assets

Pre-exploration costs

Pre-exploration costs are expensed in the year in which they are incurred.

Exploration and evaluation expenditures

Once the legal right to explore a property has been acquired, all costs related to the acquisition, exploration and evaluation of the property are capitalized. These direct expenditures include such costs as materials used, surveying costs, drilling costs, payments made to contractors, and depreciation on plant and equipment during the exploration phase. Costs not directly attributable to exploration and evaluation activities, including general administrative overhead costs, are expensed in the period in which they occur.

When a project is deemed to no longer have commercially viable prospects to the Company, exploration and evaluation expenditures in respect of that project are deemed to be impaired. As a result, those exploration and evaluation expenditure costs, in excess of estimated recoveries, are written off to profit or loss.

The Company assesses exploration and evaluation assets for impairment when facts and circumstances suggest that the carrying amount of an asset may exceed its recoverable amount.

Once the technical feasibility and commercial viability of extracting the mineral resource has been determined, the property is considered to be a mine under development and is classified as “mines under construction”. Exploration and evaluation assets are tested for impairment before the assets are transferred to development properties.

As the Company currently has no operational income, any incidental revenues earned in connection with exploration activities are applied as a reduction to capitalized exploration costs.

Exploration and evaluation assets are classified as intangible assets.

The Company enters into farm-out arrangements, whereby the Company will transfer part of a mineral interest, as consideration, for an agreement by the transferee to meet certain exploration and evaluation expenditures which would have otherwise been undertaken by the Company. The Company does not record any expenditures made by the farmee on its behalf. Any cash or other consideration received from the agreement is credited against the costs previously capitalized to the mineral interest given up by the Company, with any excess consideration accounted for as a gain on disposal.

The Company accounts for mining tax credits as a reduction to capitalized exploration costs when there is reasonable assurance of receipt.

Disclosure of impairment of assets [text block]

Provision for environmental rehabilitation

The Company recognizes liabilities for legal or constructive obligations associated with the retirement of exploration and evaluation assets and equipment. The net present value of future rehabilitation costs is capitalized to the related asset along with a corresponding increase in the rehabilitation provision in the period incurred. Discount rates using a pre-tax rate that reflect the time value of money are used to calculate the net present value.

The Company’s estimates of reclamation costs could change as a result of changes in regulatory requirements, discount rates and assumptions regarding the amount and timing of the future expenditures. These changes are recorded directly to the related assets with a corresponding entry to the rehabilitation provision.

Decommissioning obligations:

The Company’s activities may give rise to dismantling, decommissioning and site disturbance re-mediation activities. A provision is made for the estimated cost of site restoration and capitalized in the relevant asset category.

Decommissioning obligations are measured at the present value of management’s best estimate of the expenditure required to settle the present obligation at the reporting date. Subsequent to the initial measurement, the obligation is adjusted at the end of each period to reflect the passage of time and changes in the estimated future cash flows underlying the obligation. The increase in the provision due to the passage of time is recognized as finance costs whereas increases due to changes in the estimated future cash flows are capitalized. Actual costs incurred upon settlement of the decommissioning obligations are charged against the provision to the extent the provision was established.

Disclosure of derecognition of financial assets and financial liabilities [text block]

Impairment of non-financial assets

At the end of each reporting period the carrying amounts of the Company’s long-lived assets, including mineral property interests, are reviewed to determine whether there is any indication that those assets are impaired. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment, if any. The recoverable amount is the higher of fair value less costs to sell and value in use. Fair value is determined as the amount that would be obtained from the sale of the asset in an arm’s length transaction between knowledgeable and willing parties. In assessing value in use, the estimated future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. If the recoverable amount of an asset is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount and the impairment loss is recognized in the profit or loss for the period. For an asset that does not generate largely independent cash inflows, the recoverable amount is determined for the cash generating unit to which the asset belongs. Where an impairment loss subsequently reverses, the carrying amount of the asset (or cash generating unit) is increased to the revised estimate of its recoverable amount, but to an amount that does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or cash-generating unit) in prior years. A reversal of an impairment loss is recognized immediately in profit or loss.

Description of accounting policy for investment in associates [text block]

Investments in associates

Associates are entities over which the Company exercises significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but without control or joint control over those policies. The Company accounts for associates using the equity method of accounting. Interests in associates are initially recognized at cost. Subsequent to initial recognition, the carrying value of the Company’s interest in an associate is adjusted for the Company’s share of comprehensive income and distributions of the investee. The carrying value of associates is assessed for impairment at each statement of financial position date whether there is any objective evidence that the investment in associate is impaired and determine if necessary, to recognize any impairment loss.

Description of accounting policy for income tax [text block]

Income taxes

Income tax expense comprises current and deferred tax. Income tax is recognized in profit or loss except to the extent that it relates to items recognized directly in equity. Current tax expense is the expected tax payable on taxable income for the year, using tax rates enacted or substantively enacted at period end, adjusted for amendments to tax payable with regards to previous years.

Deferred tax is recorded using the liability method, providing for temporary differences, between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Temporary differences are not provided for goodwill not deductible for tax purposes, the initial recognition of assets or liabilities that affects neither accounting nor taxable loss, or differences relating to investments in subsidiaries to the extent that they will probably not reverse in the foreseeable future. The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the reporting date.

A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized.

Disclosure of profit (loss) from operating activities [text block]

Earnings (loss) per share

The Company uses the treasury stock method to compute the dilutive effect of options, warrants and similar instruments. Under this method, the dilutive effect on loss per share is recognized on the use of the proceeds that could be obtained upon exercise of options, warrants and similar instruments. It assumes that the proceeds would be used to purchase common shares at the average market price during the year. Basic earnings (loss) per share is calculated using the weighted average number of common shares outstanding during the year.

Disclosure of share-based payment arrangements [text block]

Share-based payments

The Company grants stock options, Restricted Share Units (“RSUs”) and Performance Share Units (“PSU’s”) to acquire common shares of the Company to directors, officers, employees and consultants. An individual is classified as an employee when the individual is an employee for legal or tax purposes or provides services similar to those performed by an employee.

The fair value of stock options is measured on the date of grant, using the Black-Scholes option pricing model, and is recognized in share-based payment reserve over the vesting period. Consideration paid for the shares along with the fair value recorded in share-based payment reserve on the exercise of stock options is credited to capital stock. When vested options are cancelled, forfeited, or are not exercised by the expiry date, the amount previously recognized in share-based payment reserve is transferred to deficit. The Company estimates a forfeiture rate and adjusts the corresponding expense each period based on an updated forfeiture estimate.

In situations where equity instruments are issued to non-employees and some or all of the goods or services received by the entity as consideration cannot be specifically identified, they are measured at the fair value of the share-based payment. Otherwise, share-based payments are measured at the fair value of goods or services received. Where the terms and conditions of options are modified, the increase in the fair value of the options, measured immediately before and after the modification, is also charged to profit or loss over the remaining vesting period.

Disclosure of share issue costs [text block]

Share issue costs

Share issue costs are deferred and charged directly to capital stock on completion of the related financing. If the financing is not completed, share issue costs are charged to operations. Costs directly identifiable with the raising of capital will be charged against the related capital stock.

Disclosure of valuation of equity units issued in private placements [text block]

Valuation of equity units issued in private placements

The Company has adopted a residual value method with respect to the measurement of shares and warrants issued as private placement units. The residual value method first allocates value to the more easily measurable component based on fair value and then the residual value, if any, to the less easily measurable component. Any fair value attributed to the warrants is recorded as reserves.

Disclosure of flow-through shares [text block]

Flow-through shares

Canadian Income Tax legislation permits an enterprise to issue securities referred to as flow-through shares, whereby the investor can claim the tax deductions arising from the renunciation of the related resource expenditures. The Company accounts for flow-through shares whereby the premium paid for the flow-through shares in excess of the market value of the shares without flow-through features at the time of issue is credited to other liabilities and included in profit or loss at the same time the qualifying expenditures are made. Proceeds received from the issuance of flow-through shares are restricted to be used only for Canadian resource property exploration expenditures within a two-year period under the regular method. Under the “Look-back” rule, the proceeds that were received in the year and not spent by December 31 of the same year were renounced under the “Look-back” rule and need to be spent by December 31 of the following year. The Company may also be subject to a Part XII.6 tax on flow-through proceeds renounced under the “Look-back” Rule, in accordance with Government of Canada flow-through regulations. When applicable, this tax is accrued as a financial expense until paid.

Disclosure of new accounting standards issued and effective [text block]

New accounting standards issued and effective

A number of new standards, and amendments to standards and interpretations, are not effective and have not been early adopted in preparing these consolidated financial statements.

Classification of Liabilities as Current or Non-current (Amendments to IAS 1) is effective for reporting periods beginning on or after January 1, 2024. The amendments to IAS 1 provide a more general approach to the classification of liabilities based on the contractual arrangements in place at the reporting date. This amendment to standards resulted in the reclassification of the derivative warrant liability from non-current to current liability as described in Note 9.

Presentation and Disclosure in Financial Statements (IFRS 18) is effective for reporting periods beginning on or after January 1, 2027. IFRS 18 introduces three sets of new requirements to give investors more transparent and comparable information about companies’ financial performance for better investment decisions. The Company will be assessing the impact of adoption.

The adoption of this new accounting standard is not expected to have a material impact on the Company’s consolidated financial statements.